SCHEDULE OF OPERATING LEASE LIABILITY (Details) - Related Party [Member] - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Office lease	$ 66,201	$ 66,201
Reduction of lease liability	(25,418)	(3,277)
Less: office lease, current portion	(21,505)	(20,605)
Long term portion of lease liability	$ 19,278	$ 42,319